Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets [Abstract]
Schedule of Composition and Movements in Net Intangible Assets
The composition of and movements in net intangible assets in 2018 and 2017 are as follows:

2018
Millions of euros	Balance at 12/31/2017	Additions	Amortization	Disposals	Transfers and others	Translation differences and hyperinflation adjustments	Exclusion of companies	Balance at 12/31/2018
Service concession arrangements and licenses	10,785	509	(1,221)	—	(9)	(69)	—	9,995
Software	2,987	632	(1,450)	(19)	876	(86)	—	2,940
Customer base	2,731	—	(539)	—	(5)	(49)	—	2,138
Trademarks	780	—	(58)	—	—	(32)	—	690
Other intangible assets	86	22	(30)	—	4	(2)	(3)	77
Intangible assets in process	636	815	—	—	(412)	(23)	—	1,016
Total intangible assets	18,005	1,978	(3,298)	(19)	454	(261)	(3)	16,856

2017
Millions of euros	Balance at 12/31/16	Additions	Amortization	Disposals	Transfers and others	Translation differences and hyperinflation adjustments	Inclusion of companies	Balance at 12/31/2017
Service concession arrangements and licenses	11,594	493	(1,234)	—	852	(920)	—	10,785
Software	2,892	640	(1,441)	—	1,109	(216)	3	2,987
Customer base	3,435	—	(639)	—	1	(87)	21	2,731
Trademarks	912	—	(74)	—	—	(58)	—	780
Other intangible assets	127	18	(55)	2	(5)	(4)	3	86
Intangible assets in process	1,558	667	—	—	(1,559)	(30)	—	636
Total intangible assets	20,518	1,818	(3,443)	2	398	(1,315)	27	18,005

Schedule of Gross Cost, Accumulated Amortization and Impairment Losses of Intangible Assets
The gross cost, accumulated amortization and impairment losses of intangible assets at December 31, 2018 and 2017 are as follows:

Balance at 12/31/2018
Millions of euros	Gross cost	Accumulated amortization	Impairment losses	Intangible assets
Service concession arrangements and licenses	21,145	(11,150)	—	9,995
Software	17,153	(14,213)	—	2,940
Customer base	6,766	(4,628)	—	2,138
Trademarks	1,853	(1,163)	—	690
Other intangible assets	1,022	(942)	(3)	77
Intangible assets in process	1,016	—	—	1,016
Intangible assets	48,955	(32,096)	(3)	16,856

Balance at 12/31/2017
Millions of euros	Gross cost	Accumulated amortization	Impairment losses	Intangible assets
Service concession arrangements and licenses	21,333	(10,548)	—	10,785
Software	16,407	(13,420)	—	2,987
Customer base	6,931	(4,200)	—	2,731
Trademarks	1,909	(1,129)	—	780
Other intangible assets	1,081	(993)	(2)	86
Intangible assets in process	636	—	—	636
Intangible assets	48,297	(30,290)	(2)	18,005

The movement in goodwill assigned to each Group segment was as follows:

2018
Millions of euros	Balance at 12/31/2017	Transfer to Non-currents assets held for sale	Write-offs	Exchange rate impact and other	Balance at 12/31/2018
Telefónica Spain	4,310	—	—	—	4,310
Telefónica Brazil	10,057	—	—	(1,066)	8,991
Telefónica Germany	4,815	—	—	—	4,815
Telefónica United Kingdom	4,648	—	—	(37)	4,611
Telefónica Hispam Norte	1,002	(183)	(350)	(5)	464
Telefónica Hispam Sur	1,907	—	—	555	2,462
Others	102	—	(6)	(1)	95
Total	26,841	(183)	(356)	(554)	25,748

2017(*)
Millions of euros	Balance at 12/31/2016	Additions	Write-offs	Exchange rate impact and other	Balance at 12/31/2017
Telefónica Spain	4,306	—	—	4	4,310
Telefónica Brazil	11,565	—	—	(1,508)	10,057
Telefónica Germany	4,787	28	—	—	4,815
Telefónica United Kingdom	4,824	—	—	(176)	4,648
Telefónica Hispam Norte	957	147	—	(102)	1,002
Telefónica Hispam Sur	2,083	—	—	(176)	1,907
Others	164	—	—	(62)	102
Total	28,686	175	—	(2,020)	26,841
(*) The movement in 2017 has been restated to reflect the spin off process of the Telefónica Hispanoamérica segment of Telefónica Hispam Norte and Telefónica Hispam Sur (see Note 4).